FAIR VALUE MEASUREMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Changes to the Company's investment classified as Level 3
Non-cash settlement of customer receivable			$ 2,828
Transfers between Level 1, Level 2 or Level 3	0	0	0	0
Common Stock
Changes to the Company's investment classified as Level 3
Balance at beginning of the period	1,904
Non-cash settlement of customer receivable	1,000		2,828
Distribution to Parent	(2,904)
Balance at end of the period			$ 1,904